Incentive Stock Plan (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Feb. 06, 2023	Oct. 07, 2022	Oct. 06, 2022
Share-Based Payment Arrangement, Option [Member]
Incentive Stock Plan (Details) [Line Items]
Stock-based compensation related to options totaled (in Dollars)		$ 190,796	$ 444,383
The 2021 Incentive Stock Plan [Member]
Incentive Stock Plan (Details) [Line Items]
Numbers of issuable shares				612,500	312,500	187,500
Options		0	78,750
Options to purchase shares were vested		144,125
The 2021 Incentive Stock Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Incentive Stock Plan (Details) [Line Items]
Risk-free interest rate (as a percent)			3.73%
Risk-free interest rate (as a percent)			4.44%
Volatility (as a percent)			130.00%
Volatility (as a percent)			140.00%
Common stock, various exercise prices, and terms (in years)			10 years
The 2021 Incentive Stock Plan [Member] | Restricted Stock [Member]
Incentive Stock Plan (Details) [Line Items]
Shares of restricted common stock	11,858	23,130	342,374
Common stock valued granted (in Dollars)	$ 30,000	$ 92,850	$ 856,384